Equity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital stock:
Capital stock	₩ 2,969,641	₩ 2,969,641
Hybrid bond	4,600,121	4,001,731
Capital surplus:
Share premium	11,352,744	11,352,744
Others	742,224	742,224
Capital surplus	12,094,968	12,094,968
Capital adjustments	(807,114)	(658,664)	₩ (582,859)
Accumulated other comprehensive income, net of tax:
Loss on financial assets at fair value through other comprehensive income	(2,314,518)	(3,503,542)
Equity in other comprehensive loss of associates	5,701	(970)
Foreign currency translation adjustments for foreign operations	296,489	(118,517)
Net loss from cash flow hedges	3,406	(35,108)
Remeasurement of net defined benefit liabilities (assets)	(354,087)	(292,328)
Changes in own credit risk on financial liabilities designated under fair value option	(5,569)	(3,884)
Net finance income on insurance contract assets (liabilities)	532,388	2,866,623
Net finance income on reinsurance contract assets (liabilities)	11,750	13,273
Accumulated other comprehensive income, net of tax	(1,824,440)	(1,074,453)	(1,910,750)
Retained earnings	39,020,580	36,387,314
Non-controlling interest	2,767,277	2,601,328
Total equity	58,821,033	56,321,865	₩ 53,423,558	₩ 49,538,422
Common stocks
Capital stock:
Capital stock	2,695,586	2,695,586
Preferred stocks
Capital stock:
Capital stock	₩ 274,055	₩ 274,055